Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other payables
Summary of trade and other payables

	At December 31,
	2025	2024
	$’m	$’m
Trade payables	1,266	1,041
Other payables and accruals including other tax and social security payable	248	194
Payables and accruals for exceptional items	19	9
Related party payables (note 26)	6	6
	1,539	1,250